UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22949

 NAME OF REGISTRANT:                     Calamos Dynamic Convertible
                                         and Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563-2787

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John P Calamos, Sr., Founder,
                                         Chairman and Global Chief
                                         Investment Officer
                                         2020 Calamos Court
                                         Naperville, IL 60563-2787

 REGISTRANT'S TELEPHONE NUMBER:          630-245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


Calamos Dynamic Convertible & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ALLERGAN PLC                                                                                Agenda Number:  934748407
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0177J108
    Meeting Type:  Annual
    Meeting Date:  02-May-2018
          Ticker:  AGN
            ISIN:  IE00BY9D5467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Nesli Basgoz, M.D.                  Mgmt          For                            For

1b.    Election of Director: Paul M. Bisaro                      Mgmt          For                            For

1c.    Election of Director: Joseph H. Boccuzi                   Mgmt          For                            For

1d.    Election of Director: Christopher W. Bodine               Mgmt          For                            For

1e.    Election of Director: Adriane M. Brown                    Mgmt          For                            For

1f.    Election of Director: Christopher J.                      Mgmt          For                            For
       Coughlin

1g.    Election of Director: Carol Anthony (John)                Mgmt          For                            For
       Davidson

1h.    Election of Director: Catherine M. Klema                  Mgmt          For                            For

1i.    Election of Director: Peter J. McDonnell,                 Mgmt          For                            For
       M.D.

1j.    Election of Director: Patrick J. O'Sullivan               Mgmt          For                            For

1k.    Election of Director: Brenton L. Saunders                 Mgmt          For                            For

1l.    Election of Director: Fred G. Weiss                       Mgmt          For                            For

2.     To approve, in a non-binding vote, Named                  Mgmt          For                            For
       Executive Officer compensation.

3.     To ratify, in a non-binding vote, the                     Mgmt          For                            For
       appointment of PricewaterhouseCoopers LLP
       as the Company's independent auditor for
       the fiscal year ending December 31, 2018
       and to authorize, in a binding vote, the
       Board of Directors, acting through its
       Audit and Compliance Committee, to
       determine PricewaterhouseCoopers LLP's
       remuneration.

4.     To renew the authority of the directors of                Mgmt          For                            For
       the Company (the "Directors") to issue
       shares.

5A.    To renew the authority of the Directors to                Mgmt          For                            For
       issue shares for cash without first
       offering shares to existing shareholders.

5B.    To authorize the Directors to allot new                   Mgmt          For                            For
       shares up to an additional 5% for cash in
       connection with an acquisition or other
       capital investment.

6.     To consider a shareholder proposal                        Shr           Against                        For
       requiring an independent Board Chairman, if
       properly presented at the meeting.




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS,L.P.                                                            Agenda Number:  934734686
--------------------------------------------------------------------------------------------------------------------------
        Security:  559080106
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2018
          Ticker:  MMP
            ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert G. Croyle                                          Mgmt          For                            For
       Stacy P. Methvin                                          Mgmt          For                            For
       Barry R. Pearl                                            Mgmt          For                            For

2.     Advisory Resolution to Approve Executive                  Mgmt          For                            For
       Compensation

3.     Ratification of Appointment of Independent                Mgmt          For                            For
       Auditor




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 SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)                                                    Agenda Number:  934735246
--------------------------------------------------------------------------------------------------------------------------
        Security:  806857108
    Meeting Type:  Annual
    Meeting Date:  04-Apr-2018
          Ticker:  SLB
            ISIN:  AN8068571086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Peter L.S. Currie                   Mgmt          For                            For

1B.    Election of Director: Miguel M. Galuccio                  Mgmt          For                            For

1C.    Election of Director: V. Maureen Kempston                 Mgmt          For                            For
       Darkes

1D.    Election of Director: Paal Kibsgaard                      Mgmt          For                            For

1E.    Election of Director: Nikolay Kudryavtsev                 Mgmt          For                            For

1F.    Election of Director: Helge Lund                          Mgmt          For                            For

1G.    Election of Director: Michael E. Marks                    Mgmt          For                            For

1H.    Election of Director: Indra K. Nooyi                      Mgmt          For                            For

1I.    Election of Director: Lubna S. Olayan                     Mgmt          For                            For

1J.    Election of Director: Leo Rafael Reif                     Mgmt          For                            For

1K.    Election of Director: Henri Seydoux                       Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       Company's executive compensation.

3.     To report on the course of business during                Mgmt          For                            For
       the year ended December 31, 2017; and
       approve our consolidated balance sheet as
       of December 31, 2017; our consolidated
       statement of income for the year ended
       December 31, 2017; and our Board of
       Directors' declarations of dividends in
       2017, as reflected in our 2017 Annual
       Report to Stockholders.

4.     To ratify the appointment of                              Mgmt          For                            For
       PricewaterhouseCoopers LLP as independent
       auditors for 2018.

5.     To approve amended and restated French Sub                Mgmt          For                            For
       Plan for purposes of qualification under
       French Law.




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 SOUTHWESTERN ENERGY COMPANY                                                                 Agenda Number:  934779844
--------------------------------------------------------------------------------------------------------------------------
        Security:  845467109
    Meeting Type:  Annual
    Meeting Date:  22-May-2018
          Ticker:  SWN
            ISIN:  US8454671095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: John D. Gass                        Mgmt          For                            For

1.2    Election of Director: Catherine A. Kehr                   Mgmt          For                            For

1.3    Election of Director: Greg D. Kerley                      Mgmt          For                            For

1.4    Election of Director: Gary P. Luquette                    Mgmt          For                            For

1.5    Election of Director: Jon A. Marshall                     Mgmt          For                            For

1.6    Election of Director: Patrick M. Prevost                  Mgmt          For                            For

1.7    Election of Director: Terry W. Rathert                    Mgmt          For                            For

1.8    Election of Director: William J. Way                      Mgmt          For                            For

2.     Advisory vote to approve 2017 named                       Mgmt          For                            For
       executive officer compensation.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       PricewaterhouseCoopers LLP to serve as the
       Company's independent registered public
       accounting firm for 2018.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Calamos Dynamic Convertible and Income Fund
By (Signature)       /s/ John P. Calamos Sr.
Name                 John P. Calamos Sr.
Title                President
Date                 08/07/2018